FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative assets	$ 159	$ 160
Derivative liabilities	131	139
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	105	144
Derivative liabilities	106	108
Derivatives designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	60	77
Derivative liabilities	24	46
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	45	67
Derivative liabilities	82	62
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	54	16
Derivative liabilities	25	31
Derivatives not designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	7	0
Derivative liabilities	7	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	47	16
Derivative liabilities	$ 18	$ 31